Consolidated Statement of Changes in Stockholders' Deficit (10K) - USD ($) shares in Thousands, $ in Thousands	Total	Series A-1 Preferred Shares	Series B Preferred Shares	Series C Preferred Shares	Series D-1 Preferred Shares	Series D-2 Preferred Shares	Common Stock	Treasury Stock	Additional Paid in Capital	Accumulated Deficit	Non-Controlling Interest	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2012	$ 1,387	$ 953	$ 8,188	$ 4,753	$ 2,159	$ 3,073	$ 2,309	$ (325)	$ 95,262	$ (114,420)	$ (536)	$ (29)
Beginning balance (in shares) at Dec. 31, 2012		953	10,058	4,175	1,124	3,302	224,523
Stock-based employee compensation	819								819
Common shares issued in connection with the cashless exercise of warrants							$ 23		(23)
Common shares issued in connection with the cashless exercise of warrants. shares							2,283
Common shares issued in connection with the exercise of warrants for cash	29						$ 13		16
Common shares issued in connection with the exercise of warrants for cash. shares							1,300
Common shares issued in connection with the conversion of Series C preferred shares				$ (100)			$ 45		55
Common shares issued in connection with the conversion of Series C preferred shares, shares				(100)			4,452
Series D-1 preferred shares issued in a private placement upon the conversion of short-term debt plus accrued interest, value	786				$ 786
Series D-1 preferred shares issued in a private placement upon the conversion of short-term debt plus accrued interest, shares					786
Cost of warrants issued with Series D-1 preferred shares issued in a private placement upon the conversion of short-term debt plus accrued interest					$ (391)				391
Beneficial conversion feature on Series D-1 preferred shares issued in a private placement upon conversion of short term debt plus accrued interest					(395)				395
Accretion of beneficial conversion feature on Series D-1 preferred shares issued in private placement upon conversion of short term debt plus accrued interest					395				(395)
Series D-2 preferred shares issued in a private placement upon the conversion of short-term debt plus accrued interest, value	393					$ 393
Series D-2 preferred shares issued in a private placement upon the conversion of short-term debt plus accrued interest, shares						393
Cost of warrants issued with Series D-2 preferred shares issued in a private placement upon the conversion of short-term debt plus accrued interest						$ (196)			196
Beneficial conversion feature on Series D-2 preferred shares issued in private placement upon conversion of short term debt plus accrued interest						(39)			39
Accretion of beneficial conversion feature on Series D-2 preferred shares issued in a private placement upon the conversion of short term debt plus accrued interest						39			(39)
Series D-1 preferred shares issued in a private placement for cash, net of offering expenses, value	810				$ 810
Series D-1 preferred shares issued in a private placement for cash, net of offering expenses, shares					837
Cost of warrants issued with Series D-1 preferred shares issued in a private placement for cash					$ (302)				302
Beneficial conversion feature on Series D-1 preferred shares issued in private placement for cash					(381)				381
Accretion of beneficial conversion feature on Series D-1 preferred shares issued in a private placement for cash					381				(381)
Series D-2 Preferred Shares issued in a private placement for cash, net of offering expenses, value	1,210					$ 1,210
Series D-2 Preferred Shares issued in a private placement for cash, net of offering expenses, shares						1,223
Cost of warrants issued with Series D-2 preferred shares issued in a private placement for cash						$ (151)			151
Beneficial conversion feature on Series D-2 preferred shares issued in private placement for cash					(30)				30
Accretion of beneficial conversion feature on Series D-2 preferred shares issued in a private placement for cash					$ 30				(30)
Exchange of Series D-2 Preferred Stock for shares of Series D-1 Preferred Stock issued in May 2014, shares					537	(537)
Exchange of Series D-2 Preferred Stock for shares of Series D-1 Preferred Stock issued in May 2013, value					$ 537	$ (537)
Cost of warrants issued on exchange of Series D preferred stock					(385)	(192)			577
Beneficial Conversion Feature On Exchange Of Series D Preferred Stock					(152)				152
Accretion of beneficial conversion feature on exchange of series D preferred stock					152				(152)
Preferred shares dividends, paid in kind		$ 78	$ 1,044	$ 433	$ 131	$ 402			(2,088)
Preferred share dividends, paid-in-kind, shares		78	1,044	433	131	402
Benefitial conversion feature on preferred shares dividends issued in kind				$ (191)	$ (59)				250
Accretion of beneficial conversion feature on preferred shares dividends issued in kind				191	59				(250)
Warrants issued with short term debt	403								403
Loan discount on demand notes	$ 111								111
Net loss attributable to non-controlling interest
Comprehensive income:
Net loss	$ (4,764)									(4,764)
Foreign currency translation adjustment	15											15
Total comprehensive loss	(4,749)
Ending balance at Dec. 31, 2013	1,199	$ 1,031	$ 9,232	$ 5,086	$ 3,345	$ 4,002	$ 2,390	(325)	96,172	(119,184)	(536)	(14)
Ending balance (in shares) at Dec. 31, 2013		1,031	11,102	4,508	3,415	4,783	232,558
Stock-based employee compensation	298								298
Common shares issued in connection with the exercise of warrants for cash	29
Common shares issued in connection with the conversion of Series A-1 Preferred Shares		$ (238)					$ 17		221
Common shares issued in connection with the conversion of Series A-1 Preferred Shares, shares		(238)					1,701
Common shares issued in connection with the conversion of Series C preferred shares				$ (1)					1
Common shares issued in connection with the conversion of Series C preferred shares, shares				(1)			47
Series D-1 preferred shares issued in a private placement for cash, net of offering expenses, value	1,828				$ 1,828
Series D-1 preferred shares issued in a private placement for cash, net of offering expenses, shares					1,913
Cost of warrants issued with Series D-1 preferred shares issued in a private placement for cash					$ (506)				506
Beneficial conversion feature on Series D-1 preferred shares issued in private placement for cash					(253)				253
Accretion of beneficial conversion feature on Series D-1 preferred shares issued in a private placement for cash					253				(253)
Series D-2 Preferred Shares issued in a private placement for cash, net of offering expenses, value	381					$ 381
Series D-2 Preferred Shares issued in a private placement for cash, net of offering expenses, shares						397
Cost of warrants issued with Series D-2 preferred shares issued in a private placement for cash						$ (253)			253
Beneficial conversion feature on Series D-2 preferred shares issued in private placement for cash						(52)			52
Accretion of beneficial conversion feature on Series D-2 preferred shares issued in a private placement for cash						52			(52)
Preferred shares dividends, paid in kind		$ 82	$ 1,149	$ 468	$ 472	$ 541			(2,712)
Preferred share dividends, paid-in-kind, shares		82	1,149	468	472	540
Benefitial conversion feature on preferred shares dividends issued in kind				$ (152)	$ (195)				347
Accretion of beneficial conversion feature on preferred shares dividends issued in kind				152	195				(347)
Cost of warrants issued in connection with line of credit	258								258
Change in derivative value of expired warrants	$ (2)								(2)
Net loss attributable to non-controlling interest
Comprehensive income:
Net loss	$ (4,015)									(4,015)
Total comprehensive loss	(4,015)
Ending balance at Dec. 31, 2014	(53)	$ 875	$ 10,381	$ 5,553	$ 5,139	$ 4,671	$ 2,407	$ (325)	$ 94,995	$ (123,199)	$ (536)	$ (14)
Ending balance (in shares) at Dec. 31, 2014		875	12,251	4,975	5,800	5,720	234,306
Stock-based employee compensation	487
Comprehensive income:
Net loss	(2,883)
Ending balance at Sep. 30, 2015	$ (924)	$ 929	$ 11,320	$ 5,934	$ 6,724	$ 5,115